Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Formation and operating expenses	$ 353,372	$ 633,050	$ 2,085,609	$ 2,686,622	$ 4,074,437	$ 2,916,919
Loss from operations	(353,372)	(633,050)	(2,085,609)	(2,686,622)	(4,074,437)	(2,916,919)
Other (expense) income:
Change in fair value of warrant liabilities	(334,975)	1,674,871	(379,216)	8,499,501	8,973,522	9,177,618
Transaction costs allocated to warrant liabilities						(564,701)
Gain on expiration of over-allotment option						881,755
Interest income – operating account						2
Termination Fee					1,000,000
Change in fair value of subscription liability	(2,079,310)		557,645
Change in fair value of Forward Purchase Agreement			308,114
Issuance of Forward Purchase Agreement			(308,114)
Reduction of deferred underwriter fee payable			328,474
Interest Expense – Debt Discount	(2,467,496)		(3,815,529)
Interest income – trust account	629,310	1,443,471	4,344,597	1,922,921	4,679,040	16,262
Total other (expense) income	(4,252,471)	3,118,342	1,035,971	10,422,422	14,652,562	9,510,936
Net (loss) income	$ (4,605,843)	$ 2,485,292	$ (1,049,638)	$ 7,735,800	$ 10,578,125	$ 6,594,017
Class A Ordinary Shares Subject to Possible Redemption
Other (expense) income:
Weighted average shares outstanding (in Shares)	4,970,919	31,921,634	12,083,753	31,921,634	31,921,634	25,840,755
Basic net (loss) income per Ordinary Share (in Dollars per share)	$ (0.36)	$ 0.06	$ (0.05)	$ 0.19	$ 0.27	$ 0.2
Class A Ordinary Shares
Other (expense) income:
Weighted average shares outstanding (in Shares)	1,474,641		526,181
Basic net (loss) income per Ordinary Share (in Dollars per share)	$ (0.36)		$ (0.05)
Class B Ordinary Shares
Other (expense) income:
Weighted average shares outstanding (in Shares)	6,505,768	7,980,409	7,454,228	7,980,409	7,980,409	7,830,197
Basic net (loss) income per Ordinary Share (in Dollars per share)	$ (0.36)	$ 0.06	$ (0.05)	$ 0.19	$ 0.27	$ 0.2